Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of Transactions With Related Parties	Transactions with related parties during the year and balances outstanding at the year-end:

										Group
	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties

	2023	2022	2021	2023	2022	2021	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Ultimate parent	(8)	(710)	(164)	414	47	33	800	1,363	(1,062)	(1,673)
Immediate parent	(7)	(6)	(6)	504	308	263	—	1	(13,279)	(14,390)
Fellow subsidiaries	(38)	(69)	(57)	203	177	163	101	108	(370)	(348)
Joint ventures	(183)	(76)	(34)	55	17	4	4,486	4,151	(781)	(973)
	(236)	(861)	(261)	1,176	549	463	5,387	5,623	(15,492)	(17,384)